Related Party Transactions - Schedule of Other Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adexus S A [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	$ (8)	$ (567)	$ (254)
Bcycle Latam SPA [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(2,165)	(1,518)	(4,048)
Bolsa de Comercio de Santiago [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(3)	(204)
CAI Gestion Inmobiliaria S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(366)	(103)
Combanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(472)	(910)	(350)
Comder Contraparte Central S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(826)	(47)	(902)
Compania Chilena de Television S A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(8)
Corp Group Holding Inversiones Limitada [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(537)	(382)	(408)
Corp Imagen y disenos S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(101)	(99)
Corp Research S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(474)	(463)
Everis ChileSA [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(39)	(906)
Hotel Corporation of Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$		(15,625)
Effect on profit (loss) expense MCh$	(8)	(1,994)	(94)
Inmetrics Chile S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(1,470)
Inmobiliaria Edificio Corpgroup S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(14,175)	(809)
Effect on profit (loss) expense MCh$	(4,693)	(121)	(4,693)
Inmobiliaria Gabriela S A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(708)
Effect on profit (loss) expense MCh$	(128)
Instituto De Estudios Bancarios Guillermo Subercaseaux [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(2,537)	(121)
Inversiones Corp Group Interhold Ltda [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) income MCh$		46
Effect on profit (loss) expense MCh$	(2,613)	(248)	(2,476)
Itau Chile Cia. de Seguros de Vida S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$		(441)
Effect on profit (loss) income MCh$			93
Effect on profit (loss) expense MCh$		(220)	(706)
Itau Chile Inv. Serv.y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(198)	349
Effect on profit (loss) income MCh$		2,051	204
Effect on profit (loss) expense MCh$	(1,143)		(141)
Itau Unibanco S.A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	1,549
Effect on profit (loss) income MCh$	2,213
Operadora de Tarjeta de Credito Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(3,319)	(3,037)	(2,909)
Pulso Editorial S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(24)	(23)	(471)
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(3,094)	(3,388)	(3,002)
SMU SA, Rendic Hnos. S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	991	3,379	5,698
Effect on profit (loss) expense MCh$	(2,388)	(2,319)	(2,262)
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	$ (13,177)	$ (14,208)	(15,469)
VIP Asesoriasy Servicios Integrales Ltda. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$			$ (129)